Acquisitions and Dispositions (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 13, 2012	Dec. 02, 2012	Dec. 31, 2011
Assets acquired:
Cash and equivalents		$ 159,000
Comfort Revolution | VIE, primary beneficiary
Acquisition
Ownership percentage acquired	45.00%
Investment in unconsolidated affiliate	10,000,000
Revenues			8,900,000
Payment of existing debt	8,100,000
Legal and advisory fees paid	400,000
Credit facility provided	20,000,000
Interest rate (as a percent)	12.00%
Assets acquired:
Current assets, including cash and equivalents of $10,159	16,010,000
Cash and equivalents	10,159,000
Property, plant and equipment	481,000
Goodwill	357,000
Intangible assets	15,100,000
Other assets	35,000
Total assets acquired	31,983,000
Liabilities assumed:
Current liabilities	1,659,000
Other long-term liabilities	8,102,000
Total liabilities assumed	9,761,000
Noncontrolling interest	(12,222,000)
Net assets acquired	10,000,000
Revenues recognized		3,400,000
Net loss		2,200,000
Acquisition related costs incurred		700,000
Comfort Revolution | VIE, primary beneficiary | Trademarks
Liabilities assumed:
Identifiable intangible assets		3,100,000
Comfort Revolution | VIE, primary beneficiary | Customer relationships
Liabilities assumed:
Identifiable intangible assets		8,700,000
Comfort Revolution | VIE, primary beneficiary | Intellectual property
Liabilities assumed:
Identifiable intangible assets		$ 3,300,000